Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	6 Months Ended
Jun. 30, 2025
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Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
20.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
In the
six-month
period ended 30 June 2025, there were no significant changes in collateral and contractual commitments. The commitments to purchase property, plant and equipment increased from 257m US dollar as of 31 December 2024 to 509m US dollar as of 30 June 2025.